Lease Liability (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Short-term leases	$ 38,092	$ 40,253
Low value leases	407	353
Variable leases	58,626	57,389
Total	$ 97,125	$ 97,995